Commitments and Contingencies (Details Narrative) - USD ($)					1 Months Ended
	Mar. 10, 2021	Jun. 25, 2020	Feb. 19, 2020	Apr. 11, 2019	Feb. 28, 2021	Nov. 30, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Stock issued during period, shares	30,000
Accrued liability							$ 64,383	$ 68,290	$ 32,994
Employment Agreement [Member]
Proceeds from initial public offering			$ 750,000
Payments to initial public offering					$ 600,000
Stock issued during period, shares				1,375,000	600,000
Accrued liability							600,000	1,200,000
Employment Agreement [Member] | Signing Bonus [Member]
Proceeds from initial public offering						$ 750,000
Employment Agreement [Member] | Performance Bonus [Member]
Proceeds from initial public offering						$ 450,000
Severance and Release Agreement [Member]
Accrued liability							$ 300,000	$ 300,000
Severance and Release Agreement [Member] | Consultant [Member]
Proceeds from initial public offering		$ 300,000